UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

FHA Permanent Securities (4.0% of net assets)

			Commitment
	Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ -	$ 17	$ 17	$ 17
			-
Multifamily1	3.75%	Aug-2048	-	4,175	4,171	4,396
	4.00%	Dec-2053	-	66,760	66,734	69,785
	5.35%	Mar-2047	-	7,683	7,692	8,476
	5.55%	Aug-2042	-	8,442	8,437	9,396
	5.60%	Jun-2038	-	2,651	2,648	2,681
	5.62%	Jun-2014	-	197	197	203
	5.65%	Oct-2038	-	2,050	2,095	2,118
	5.87%	Jun-2044	-	1,869	1,867	2,118
	5.89%	Apr-2038	-	4,970	4,980	5,605
	6.02%	Jun-2035	-	5,594	5,578	5,976
	6.20%	Apr-2052	-	11,866	11,861	12,899
	6.40%	Jul-2046	-	3,950	3,946	4,516
	6.60%	Jan-2050	-	3,462	3,501	3,864
	6.66%	May-2040	-	5,425	5,408	5,436
	6.70%	Dec-2042	-	5,731	5,712	5,763
	6.75%	Apr-2040 - Jul-2040	-	5,124	5,089	5,653
	7.05%	Jul-2043	-	5,108	5,108	5,299
	7.13%	Mar-2040	-	7,473	7,458	8,230
	7.20%	Dec-2033 - Oct-2039	-	9,310	9,305	9,912
	7.50%	Sep-2032	-	1,476	1,470	1,713
	7.93%	Apr-2042	-	2,785	2,785	3,255
	8.15%	Mar-2037	-	1,126	1,219	1,130
	8.27%	Jun-2042	-	2,445	2,445	2,453
	8.75%	Aug-2036	-	3,506	3,510	3,519
			-	173,178	173,216	184,396
Forward Commitments1	5.80%	Mar-2052	2,100	-	(11)	190
Total FHA Permanent Securities			$ 2,100	$ 173,195	$ 173,222	$ 184,603

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Securities (20.2% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ 16,920	$ 17,191	$ 18,702
	4.50%	Aug-2040		10,288	10,582	11,389
	5.50%	Jan-2033 - Jun-2037		11,332	11,272	12,731
	6.00%	Jan-2032 - Aug-2037		6,360	6,364	7,191
	6.50%	Jul-2028		114	114	131
	7.00%	Nov-2016 - Jan-2030		2,659	2,678	3,047
	7.50%	Apr-2013 - Aug-2030		1,802	1,825	2,067
	8.00%	Jun-2023 - Nov-2030		1,054	1,078	1,249
	8.50%	Jun-2022 - Aug-2027		1,077	1,093	1,257
	9.00%	May-2016 - Jun-2025		308	311	349
	9.50%	Sep-2021 - Sep-2030		110	111	122
	10.00%	Jun-2019		1	1	1
				52,025	52,620	58,236

Multifamily1	2.11%	Apr-2033		24,142	24,358	24,567
	2.18%	May-2039		24,495	24,770	25,244
	2.34%	Aug-2034		23,901	24,094	24,381
	2.41%	May-2030		12,873	12,994	13,123
	2.70%	Jan-2053		49,016	49,522	50,240
	2.72%	Feb-2044		5,824	6,051	6,124
	2.80%	May-2042		13,592	13,859	14,653
	2.87%	Dec-2043		20,000	20,157	21,061
	2.89%	Mar-2046		32,000	32,312	33,351
	3.05%	May-2044		45,500	45,939	48,527
	3.12%	Apr-2038 - Apr-2047		8,990	9,215	9,558
	3.17%	Oct-2043		38,876	39,466	41,114
	3.20%	Apr-2047		12,435	12,435	13,375
	3.26%	Nov-2043		20,000	20,058	21,270
	3.31%	Nov-2037		18,531	19,349	19,391
	3.37%	Dec-2046		19,200	19,551	20,331
	3.49%	Mar-2042 - Feb-2044		14,000	14,315	15,275
	3.55%	May-2042		10,000	10,223	10,888
	3.67%	Oct-2043		25,000	25,240	27,365
	3.93%	Feb-2039		53	50	53
	4.15%	Apr-2046		8,355	8,512	9,293
	4.22%	Nov-2035		21,168	21,693	22,233
	4.26%	Jul-2029		776	774	789
	4.37%	Nov-2051		13,322	13,131	14,834
	4.42%	Feb-2031		35,798	36,041	39,605
	4.43%	Jun-2034		6,424	6,308	6,621
	4.49%	Jun-2052		44,881	44,445	50,260
	4.50%	Aug-2049		2,321	2,332	2,570
	4.63%	Sep-2037	2	1,500	1,458	1,522
	4.66%	Apr-2029 - Dec-2030		4,390	4,559	4,426
	4.71%	Sep-2034		9,000	9,267	9,505
	4.73%	Nov-2045		3,000	3,055	3,172
	4.76%	Apr-2045		3,418	3,560	3,501
	4.78%	Aug-2032		984	981	989
	4.82%	Oct-2029		1,341	1,407	1,351
	4.83%	May-2046	2	5,285	5,285	5,445
	4.90%	Mar-2044	2	1,000	990	1,022
	4.92%	May-2034		24,141	24,055	25,259
	4.94%	Jun-2046	2	3,795	3,799	3,892
	4.98%	Feb-2052		4,061	4,185	4,570
	4.99%	Mar-2030		9,750	10,492	10,404
	5.00%	Dec-2033		4,741	4,768	4,751

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Securities (20.2% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

	5.01%	Mar-2038		25,000	26,032	27,171
	5.05%	Apr-2049	2	2,885	2,890	2,974
	5.08%	Feb-2037		10,000	10,145	10,549
	5.16%	Apr-2039		2,708	2,669	2,745
	5.19%	May-2045		8,526	8,327	8,953
	5.32%	Aug-2030		682	678	683
	5.34%	Jul-2040		18,000	17,699	20,535
	5.39%	Feb-2052		26,110	26,635	29,694
	5.55%	May-2049	2	10,415	10,419	10,653
	5.57%	Oct-2031		4,120	4,050	4,193
	5.58%	May-2031		46,664	46,959	48,723
	6.15%	Nov-2039		5,319	5,330	6,168
				788,308	796,888	838,946

When Issued3	2.55%	Jan-2048		24,000	24,240	25,279
Total Ginnie Mae Securities				$ 864,333	$ 873,748	$ 922,461

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (8.1% of net assets)

	Interest Rates4				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	2.87%	2.87%	Mar-2054		$ 40,943	$ 25	$ 1,259	$ 2,415
	3.20%	3.20%	Oct-2053		10,078	4,094	4,394	4,924
	3.40%	3.40%	Apr-2017		2,250	2,250	2,249	2,361
	3.95%	3.95%	Feb-2052 - Jun-2054	2	12,722	6,339	6,358	7,479
	4.15%	2.00%	Jul-2053	2	2,274	2,274	2,302	2,485
	4.15%	4.15%	Apr-2053		70,000	45,571	46,995	52,531
	4.75%	4.75%	Mar-2052	2	32,463	29,943	29,961	33,822
	4.80%	4.80%	Feb-2052		11,940	11,540	11,918	13,004
	4.86%	4.86%	Jan-2053		42,358	37,323	37,647	42,080
	4.87%	4.87%	Apr-2042		100,000	97,448	98,328	110,513
	5.10%	7.00%	Dec-2050	2	15,862	15,740	15,579	17,411
	5.21%	4.95%	Mar-2053	2	49,950	49,950	50,013	55,878
	5.25%	5.25%	Apr-2037		19,750	19,750	19,742	22,249
					410,590	322,247	326,745	367,152

Forward Commitments1	2.35%	2.35%	Nov-2053		15,735	-	472	555
Total Ginnie Mae Construction Securities					$ 426,325	$ 322,247	$ 327,217	$ 367,707

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Fannie Mae Securities (42.2% of net assets)
	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.47%	5	Mar-2037	$ 2,093	$ 2,064	$ 2,095
	0.62%	5	Apr-2037	3,304	3,287	3,311
	0.72%	5	Dec-2040 - Jun-2042	93,461	92,996	93,798
	0.77%	5	Mar-2042	24,070	24,125	24,162
	0.82%	5	Mar-2042	11,432	11,430	11,502
	2.21%	5	May-2033	1,074	1,080	1,144
	2.23%	5	Sep-2035	1,451	1,445	1,550
	2.30%	5	Nov-2033	5,190	5,194	5,492
	2.32%	5	Aug-2033	3,924	3,915	4,184
	2.34%	5	Jul-2033 - Aug-2033	6,112	6,130	6,532
	2.36%	5	Aug-2033	313	312	332
	2.50%	5	Nov-2034	3,369	3,488	3,620
	2.60%	5	Jul-2033	947	940	1,011
	2.75%	5	Apr-2034	2,634	2,725	2,821
	3.00%		Apr-2042 - Dec-2042	66,990	70,121	70,759
	3.50%		Jan-2042 - Jun-2042	57,697	59,604	61,867
	4.00%		Jul-2024 - Apr-2041	104,670	106,223	112,813
	4.50%		Jun-2018 - Sep-2040	77,062	78,597	83,615
	5.00%		Jul-2018 - Apr-2041	91,754	94,764	100,158
	5.50%		Jul-2017 - Jun-2038	52,574	52,750	57,846
	6.00%		Apr-2016 - Nov-2038	45,761	46,212	50,825
	6.50%		Nov-2016 - Jul-2036	5,811	5,971	6,540
	7.00%		Nov-2013 - May-2032	2,586	2,593	2,949
	7.50%		Nov-2016 - Sep-2031	853	831	987
	8.00%		Apr-2030 - May-2031	92	94	102
	8.50%		Mar-2015 - Apr-2031	241	240	268
	9.00%		Jan-2024 - May-2025	125	125	146
				665,590	677,256	710,429

Multifamily1	2.84%		Mar-2022	3,895	3,961	4,137
	2.85%		Mar-2022	33,000	33,324	34,884
	3.54%		Oct-2021	7,695	7,805	8,431
	3.66%		Jul-2021	129,216	129,686	142,091
	3.82%		Jul-2016	21,025	21,001	22,961
	4.00%		Sep-2021	16,267	16,326	17,967
	4.03%		Oct-2021	7,413	7,446	8,226
	4.06%		Oct-2025	26,218	26,477	28,627
	4.09%	5	Jun-2020	3,740	3,747	3,729
	4.15%		Jun-2021	9,496	9,562	10,572
	4.22%		Jul-2018	2,836	2,778	3,099
	4.25%		May-2021	4,426	4,439	4,958
	4.27%		Nov-2019	6,260	6,281	7,053
	4.32%		Nov-2019	3,096	3,117	3,498
	4.33%		Nov-2019 - Mar-2021	26,271	26,351	29,982
	4.38%		Apr-2020	10,634	10,748	12,026
	4.44%		May-2020	6,296	6,341	7,148
	4.49%		Jun-2021	1,016	1,040	1,144
	4.50%		Feb-2020	4,396	4,424	4,948
	4.52%		Nov-2019 - May-2021	7,451	7,587	8,436
	4.55%		Nov-2019	2,945	2,968	3,342
	4.56%		Jul-2019 - May-2021	8,739	8,768	9,924
	4.64%		Aug-2019	18,759	18,996	21,348
4.66%	Jul-2021 - Sep-2033	7,753	7,800	8,118
4.67%	Aug-2033	6,770	6,762	6,925
4.68%	Jul-2019	13,640	13,686	15,542
4.69%	Jan-2020 - Jun-2035	14,565	14,606	16,569
4.71%	Mar-2021	6,089	6,253	6,950
4.73%	Feb-2021	1,593	1,631	1,820
4.80%	Jun-2019	2,232	2,244	2,557
4.86%	May-2019	1,492	1,505	1,708
4.89%	Nov-2019 - May-2021	2,806	2,923	3,203
4.93%	Nov-2013	44,519	44,518	45,629
4.94%	Apr-2019	3,500	3,534	4,022
5.00%	Jun-2019	1,944	1,964	2,233
5.02%	Jun-2019	844	844	970
5.04%	Jun-2019	1,922	1,955	2,212
5.05%	Jun-2019 - Jul-2019	3,268	3,323	3,765
5.08%	Apr-2021	40,000	40,003	45,358

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Fannie Mae Securities (42.2% of net assets)
Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

5.09%	Jun-2018	6,523	6,687	7,447
5.11%	Jul-2019	898	901	1,037
5.12%	Jul-2019	8,948	8,996	10,338
5.13%	Jul-2019	913	916	1,056
5.15%	Oct-2022	3,587	3,586	4,046
	5.16%	Jan-2018	5,308	5,254	5,917
	5.25%	Jan-2020	6,989	6,985	8,102
	5.29%	May-2022	5,379	5,379	6,177
	5.30%	Aug-2029	7,082	6,908	7,964
	5.34%	Apr-2016	6,156	6,153	6,820
	5.35%	Jun-2018	1,746	1,751	1,962
	5.36%	Feb-2016	2,566	2,567	2,603
	5.37%	Jun-2017	1,412	1,473	1,593
	5.43%	Nov-2018	346	346	347
	5.44%	Mar-2016	3,631	3,625	4,078
	5.45%	May-2033	2,937	2,956	3,328
	5.46%	Feb-2017	45,937	45,884	52,676
	5.47%	Aug-2024	8,487	8,583	9,706
	5.52%	Mar-2018	600	624	691
	5.53%	Apr-2017	63,148	63,145	72,558
	5.59%	May-2017	6,971	6,975	7,974
	5.60%	Feb-2018 - Jan-2024	11,548	11,549	13,317
	5.63%	Dec-2019	9,740	9,793	11,040
	5.69%	Jun-2041	4,953	5,122	5,562
	5.70%	Jun-2016	1,374	1,375	1,560
	5.75%	Jun-2041	2,400	2,494	2,708
	5.80%	Jun-2018	69,501	69,142	81,625
	5.86%	Dec-2016	210	210	233
	5.91%	Mar-2037	2,034	2,086	2,331
	5.92%	Dec-2016	193	193	214
	5.96%	Jan-2029	423	427	489
	6.03%	Jun-2017 - Jun-2036	5,460	5,525	6,234
	6.06%	Jul-2034	9,753	10,042	11,298
	6.11%	Aug-2017	6,698	6,683	7,841
	6.13%	Dec-2016	3,425	3,384	3,984
	6.14%	Sep-2033	299	316	347
	6.15%	Jul-2019 - Oct-2032	40,700	40,767	47,614
	6.16%	Aug-2013	156	155	155
	6.22%	Aug-2032	1,737	1,775	2,003
	6.23%	Sep-2034	1,423	1,484	1,645
	6.28%	Nov-2028	2,993	3,162	3,472
	6.35%	Aug-2032	10,602	10,661	12,262
	6.38%	Jul-2021	5,542	5,612	6,534
	6.39%	Apr-2019	939	955	1,081
	6.44%	Apr-2014 - Dec-2018	42,755	42,743	50,110
	6.52%	May-2029	5,351	5,779	6,276
	6.63%	Jun-2014 - Apr-2019	3,532	3,532	3,929
	6.80%	Jul-2016	447	447	498
	6.85%	Aug-2014	41,934	41,935	45,350
	6.88%	Feb-2028	4,352	4,706	4,407
	7.01%	Apr-2031	3,197	3,207	3,671
	7.07%	Feb-2031	16,082	16,267	18,440
	7.18%	Aug-2016	286	286	321
	7.20%	Aug-2029	895	879	898
	7.26%	Dec-2018	8,627	8,961	9,790
	7.50%	Dec-2014	646	646	696
	7.75%	Dec-2012 - Dec-2024	1,718	1,717	1,915
	8.38%	Jan-2022	737	735	740
	8.40%	Jul-2023	424	416	445
	8.50%	Nov-2019	2,930	2,959	3,576
	8.63%	Sep-2028	6,109	6,109	6,492
			1,035,716	1,040,654	1,163,635

TBA6	3.00%	Dec-2042	50,000	50,717	52,517
Total Fannie Mae Securities			$ 1,751,306	$ 1,768,627	$ 1,926,581

Schedule of Portfolio Investments

Septmeber 30, 2012 (Dollars in thousands; unaudited)

Freddie Mac Securities (10.7% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.52%	5	Feb-2036	$ -	$ 6,327	$ 6,327	$ 6,357
	0.57%	5	Apr-2036	-	3,858	3,853	3,870
	0.72%	5	Nov-2040	-	36,689	36,436	36,830
	2.35%	5	Jun-2033 - Oct-2033	-	3,307	3,278	3,518
	2.80%	5	Jul-2035	-	681	679	732
	3.00%		Aug-2042	-	84,933	87,057	89,598
	3.50%		Oct-2041 - Feb-2042	-	42,955	43,670	46,038
	4.00%		Nov-2013 - Jan-2041	-	75,662	77,377	81,085
	4.50%		Aug-2018 - Sep-2040	-	28,398	28,477	30,781
	5.00%		Jan-2019 - Mar-2041	-	40,108	40,116	43,508
	5.50%		Oct-2017 - Jul-2038	-	43,198	42,711	47,147
	6.00%		Mar-2014 - Feb-2038	-	25,234	25,608	28,007
	6.50%		Oct-2013 - Nov-2037	-	8,617	8,929	9,638
	7.00%		Oct-2012 - Mar-2030	-	208	195	232
	7.50%		Nov-2012 - Apr-2031	-	180	172	209
	8.00%		Jul-2015 - Feb-2030	-	71	68	80
	8.50%		Jun-2015 - Jan-2025	-	195	196	229
	9.00%		Mar-2025		102	102	121
				-	400,723	405,251	427,980

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	22,656
	5.42%		Apr-2016	-	10,000	9,958	11,053
	5.65%		Apr-2016	-	5,952	5,947	6,650
				-	35,952	35,909	40,359

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	82

TBA6	3.00%		Dec-2042	-	20,000	20,569	20,969
Total Freddie Mac Securities				$ 2,585	$ 456,675	$ 461,645	$ 489,390

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (0.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

JP Morgan	3.48%	Jun-2045	$ 10,000	$ 10,574	$ 10,882
Deutsche Bank	5.00%	Nov-2046	18,990	19,530	22,621
Total Commercial Mortgage Backed Securities			$ 28,990	$ 30,104	$ 33,503

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.3% of net assets)

		Interest Rates4				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	IL Housing Development Authority	-	1.70%	Dec-2013		$ -	$ 2,670	$ 2,670	$ 2,669
	MassHousing	-	3.05%	Dec-2013	7	20,380	15,375	15,300	15,365
	MassHousing	-	3.40%	Dec-2013	7	3,000	3,000	2,996	2,998
	NYC Housing Development Corp	-	3.45%	May-2013		9,500	5,600	5,609	5,603
	MassHousing	-	3.83%	Apr-2015	7	5,000	50	31	65
	MassHousing	-	3.85%	Dec-2012	7	13,500	2,680	2,680	2,692
	MassHousing	-	4.15%	Dec-2013	7	26,700	22,590	22,589	22,782
	MassHousing	-	4.30%	Jun-2015	7	34,700	50	(38)	462
	NYC Housing Development Corp	2.00%	-	Sep-2013		-	7,500	7,500	7,520
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,229
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,458
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,791
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,898
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,781
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,505	13,115
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	3,039
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	9,306
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	14,382
	MassHousing	5.55%	-	Nov-2039		-	5,000	4,979	5,343
	MassHousing	5.69%	-	Nov-2018		-	5,575	5,579	6,409
	MassHousing	5.70%	-	Jun-2040		-	14,305	14,307	15,040
	NYC Housing Development Corp	5.92%	-	Dec-2037		-	6,315	6,318	6,568
	MassHousing	6.42%	-	Nov-2039		-	22,000	22,000	23,966
	MassHousing	6.50%	-	Dec-2039		-	735	739	803
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,386	11,988
	MassHousing	6.70%	-	Jun-2040		-	11,645	11,645	12,169
						112,780	187,615	187,441	196,441

Forward Commitments1	MassHousing	-	3.98%	Apr-2015	7	4,915	-	(18)	6
	MassHousing	-	4.37%	Jun-2014	7	23,500	-	(59)	200
						28,415	-	(77)	206
Total State Housing Finance Agency Securities						$ 141,195	$ 187,615	$ 187,364	$ 196,647

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

	Interest Rates4			Commitment
Issuer	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Privately Insured Construction/Permanent Mortgages1,8
IL Housing Development Authority	5.40%	5.40%	Mar-2047	9,000	8,593	8,599	8,151
IL Housing Development Authority	5.73%	5.73%	Aug-2047	5,575	5,362	5,362	5,142
IL Housing Development Authority	6.20%	-	Dec-2047	3,325	3,220	3,236	3,166
IL Housing Development Authority	6.40%	6.40%	Nov-2048	993	970	984	954
Total Other Multifamily Investments				$ 18,893	$ 18,145	$ 18,181	$ 17,413

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

United States Treasury Securities (8.5% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

2.00%	Nov-2021	$ 30,000	$ 30,204	$ 31,319
2.13%	Aug-2021	35,000	35,179	37,024
3.00%	May-2042	10,000	10,850	10,372
3.13%	May-2021 - Nov-2041	170,000	173,060	189,290
3.75%	Aug-2041	82,000	91,573	98,071
4.38%	May-2041	15,000	16,490	19,880
Total United States Treasury Securities		$ 342,000	$ 357,356	$ 385,956

Total Fixed-Income Investments		$ 4,144,506	$ 4,197,464	$ 4,524,261

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.9	1,000	$ 1	$ -	$ (188)
Total Equity Investment	1,000	$ 1	$ -	$ (188)

Schedule of Portfolio Investments

September 30, 2012 (Dollars in thousands; unaudited)

Short-Term Investments (2.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	October 1, 2012	$ 122,594	$ 122,594	$ 122,594
Total Short-Term Investments			$ 122,594	$ 122,594	$ 122,594

Total Investments			$ 4,267,101	$ 4,320,059	$4,646,667

Schedule of Portfolio Investments

September 30, 2012

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3
The HIT records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

4
Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

5	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

6
Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted "good delivery" standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

7
Securities exempt from registration under the Securities Act of 1933.  The construction notes were privately placed directly by MassHousing (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to June 1, 2015. The notes are general obligations of MassHousing and are secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

8
Loans insured by Ambac Assurance Corporation, and additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

9
Building America CDE, Inc. (BACDE) is a wholly owned subsidiary of the HIT. BACDE is a Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department of Treasury, which can facilitate the generation of investments. The fair value of the HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2012

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued, as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model or an option-adjusted spread model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

Building America CDE, Inc. (BACDE) is a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value (which approximates BACDE’s carrying value), determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2012:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$184,396	$17	$184,413
Ginnie Mae Securities	-	897,182	-	897,182
Ginnie Mae Construction Securities	-	367,152	-	367,152
Fannie Mae Securities	-	1,874,064	-	1,874,064
Freddie Mac Securities	-	468,339	-	468,339
Commercial Mortgage-Backed Securities	-	33,503	-	33,503
State Housing Finance Agency Securities	-	196,441	-	196,441
Other Multifamily Investments	-	17,413	-	17,413
United States Treasury Securities	-	385,956	-	385,956
Equity Investments	-	-	(188)	(188)
Short-Term Investments	122,594	-	-	122,594
Other Financial Instruments*	-	99,798	-	99,798
Total Investment	$122,594	$4,524,244	$(171)	$4,646,667

*Other financial instruments include forward commitments and when-issued.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2012.
Investments in Securities ($ in thousands)
	FHA Permanent	Equity Investments	Total
Beginning balance, 12/31/2011	$19	$(535)	$(516)
Total Unrealized Gain (Loss)*	-	347	347
Amortization/Accretion	(2)	-	(2)
Ending balance, 9/30/2012	$17	$(188)	$(171)

*Net change in unrealized loss attributable to Level 3 securities held at September 30, 2012, totaled $347 and is included in the Statement of Operations.

Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At September 30, 2012, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $4,320,059,000.  Net unrealized gains aggregated $326,608,000 at period-end, of which $328,818,000 related to appreciated investments and $2,210,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The AFL-CIO Housing Investment Trust’s (“Trust”) Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 29, 2012

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 28, 2012